UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08587

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 18

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	11/30/2014

Date of reporting period:	8/31/2014

Item 1. Schedule of Investments

Prudential Jennison 20/20 Focus Fund

Schedule of Investments

as of August 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.2%
COMMON STOCKS
Aerospace & Defense — 2.4%
Boeing Co. (The)	430,793	$54,624,552

Automobiles — 5.1%
General Motors Co.	1,524,715	53,060,082
Tesla Motors, Inc.*(a)	223,516	60,282,265

		113,342,347

Biotechnology — 8.1%
Alexion Pharmaceuticals, Inc.*	264,721	44,814,618
Biogen Idec, Inc.*	215,355	73,875,379
Celgene Corp.*	664,529	63,143,546

		181,833,543

Consumer Finance — 1.5%
SLM Corp.	3,892,285	34,485,645

Electronic Equipment, Instruments & Components — 2.8%
Flextronics International Ltd.*	5,660,049	62,486,941

Energy Equipment & Services — 6.0%
Halliburton Co.	927,349	62,698,066
Schlumberger Ltd.	653,129	71,609,064

		134,307,130

Food Products — 5.6%
Bunge Ltd.	778,638	65,911,707
Mondelez International, Inc. (Class A Stock)	1,614,157	58,416,342

		124,328,049

Hotels, Restaurants & Leisure — 2.6%
Carnival Corp.	1,563,013	59,206,932

Independent Power & Renewable Electricity Producers — 2.3%
NRG Energy, Inc.	1,698,126	52,268,318

Insurance — 2.3%
MetLife, Inc.	951,359	52,077,392

Internet & Catalog Retail — 4.5%
Amazon.com, Inc.*	122,949	41,684,629
Priceline Group, Inc. (The)*	48,098	59,848,822

		101,533,451

Internet Software & Services — 10.0%
Facebook, Inc. (Class A Stock)*	1,129,038	84,474,623
Google, Inc. (Class A Stock)*	62,836	36,593,173
Google, Inc. (Class C Stock)*	63,732	36,429,211
LinkedIn Corp. (Class A Stock)*	293,457	66,247,918

		223,744,925

IT Services — 2.7%
MasterCard, Inc. (Class A Stock)	810,939	61,477,286

Life Sciences Tools & Services — 1.4%
Illumina, Inc.*	169,938	30,480,080

Media — 4.7%
Comcast Corp. (Class A Stock)	955,779	52,309,784
Walt Disney Co. (The)	599,694	53,900,497

		106,210,281

Metals & Mining — 2.8%
Goldcorp, Inc. (Canada)	2,210,431	62,046,798

Oil, Gas & Consumable Fuels — 5.6%
Anadarko Petroleum Corp.	561,385	63,262,476
Noble Energy, Inc.	857,818	61,882,990

		125,145,466

Personal Products — 2.0%
Avon Products, Inc.	3,244,470	45,552,359

Pharmaceuticals — 4.7%
Actavis PLC*	52,308	11,872,870
Allergan, Inc.	288,468	47,216,442
Bayer AG (Germany), ADR	350,625	47,088,938

		106,178,250

Road & Rail — 3.5%
Canadian Pacific Railway Ltd. (Canada)	317,561	63,702,736
Hertz Global Holdings, Inc.*	458,723	13,555,265

		77,258,001

Semiconductors & Semiconductor Equipment — 3.2%
Applied Materials, Inc.	3,055,722	70,602,457

Software — 5.9%
Microsoft Corp.	1,386,026	62,967,161
salesforce.com, inc.*(a)	1,089,129	64,356,632
Splunk, Inc.*	77,947	4,205,241

		131,529,034

Technology Hardware, Storage & Peripherals — 5.8%
Apple, Inc.	848,235	86,944,088
Hewlett-Packard Co.	1,154,241	43,861,158

		130,805,246

Textiles, Apparel & Luxury Goods — 2.7%
Under Armour, Inc. (Class A Stock)*(a)	884,947	60,494,977

TOTAL LONG-TERM INVESTMENTS (cost $1,622,115,426)		2,202,019,460

SHORT-TERM INVESTMENT — 6.0%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $134,360,156; includes $100,417,849 of cash collateral for securities on loan)(b)(c)	134,360,156	134,360,156

TOTAL INVESTMENTS — 104.2% (cost $1,756,475,582)(d)		2,336,379,616
Liabilities in excess of other assets — (4.2)%		(95,218,308)

NET ASSETS — 100.0%		$2,241,161,308

The following abbreviation is used in the portfolio descriptions:

ADR	— American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $98,866,305; cash collateral of $100,417,849 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$1,769,714,323

Appreciation	601,251,363
Depreciation	(34,586,070)

Net Unrealized Appreciation	$566,665,293

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$54,624,552	$—	$—
Automobiles	113,342,347	—	—
Biotechnology	181,833,543	—	—
Consumer Finance	34,485,645	—	—
Electronic Equipment, Instruments & Components	62,486,941	—	—
Energy Equipment & Services	134,307,130	—	—
Food Products	124,328,049	—	—
Hotels, Restaurants & Leisure	59,206,932	—	—
Independent Power & Renewable Electricity Producers	52,268,318	—	—
Insurance	52,077,392	—	—
Internet & Catalog Retail	101,533,451	—	—
Internet Software & Services	223,744,925	—	—
IT Services	61,477,286	—	—
Life Sciences Tools & Services	30,480,080	—	—
Media	106,210,281	—	—
Metals & Mining	62,046,798	—	—
Oil, Gas & Consumable Fuels	125,145,466	—	—
Personal Products	45,552,359	—	—
Pharmaceuticals	106,178,250	—	—
Road & Rail	77,258,001	—	—
Semiconductors & Semiconductor Equipment	70,602,457	—	—
Software	131,529,034	—	—
Technology Hardware, Storage & Peripherals	130,805,246	—	—
Textiles, Apparel & Luxury Goods	60,494,977	—	—
Affiliated Money Market Mutual Fund	134,360,156	—	—

Total	$2,336,379,616	$—	$—

Prudential Jennison MLP Fund

Schedule of Investments

as of August 31, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 103.8%
COMMON STOCKS — 16.1%
Oil, Gas & Consumable Fuels
Kinder Morgan, Inc.	44,861	$1,806,104
ONEOK, Inc.	22,360	1,569,672
SemGroup Corp. (Class A Stock)	21,955	1,926,112
Targa Resources Corp.	5,051	704,867
Teekay Corp. (Bermuda)	17,518	1,074,204
Williams Cos., Inc. (The)	43,890	2,608,822

TOTAL COMMON STOCKS (cost $8,859,635)		9,689,781

MASTER LIMITED PARTNERSHIPS — 87.7%
Chemicals — 0.7%
Westlake Chemical Partners LP*	13,594	412,714

Energy Equipment & Services — 3.3%
USA Compression Partners LP	75,502	1,975,132

Independent Power & Renewable Electricity Producers — 1.4%
NextEra Energy Partners LP*	23,972	841,657

Oil, Gas & Consumable Fuels — 82.3%
Access Midstream Partners LP	26,920	1,732,302
Atlas Pipeline Partners LP	31,221	1,152,991
Cheniere Energy Partners LP	33,402	1,105,606
Crestwood Midstream Partners LP	59,811	1,397,185
DCP Midstream Partners LP	18,559	1,050,068
Emerge Energy Services LP	13,631	1,965,181
Enable Midstream Partners LP	39,696	1,017,408
Enbridge Energy Partners LP	29,322	1,064,975
Energy Transfer Equity LP	41,244	2,501,449
Energy Transfer Partners LP	45,144	2,593,523
EnLink Midstream Partners LP	39,789	1,233,061
Enterprise Products Partners LP	16,984	690,060
EQT Midstream Partners LP	22,349	2,178,804
KNOT Offshore Partners LP (United Kingdom)	18,568	520,832
Magellan Midstream Partners LP	8,573	719,532
MarkWest Energy Partners LP	23,842	1,900,923
MPLX LP	10,693	652,273
NGL Energy Partners LP	40,014	1,703,796
NuStar Energy LP	18,765	1,240,179
NuStar GP Holdings LLC	21,134	909,819
Oiltanking Partners LP	13,888	681,762
ONEOK Partners LP	23,971	1,424,596
PBF Logistics LP	56,250	1,404,000
Phillips 66 Partners LP	8,926	660,524
Plains All American Pipeline LP	17,961	1,076,403
Regency Energy Partners LP	72,216	2,381,684
Rose Rock Midstream LP	26,294	1,603,671
Summit Midstream Partners LP	32,554	1,799,585
Susser Petroleum Partners LP	37,872	2,161,734
Tallgrass Energy Partners LP	57,032	2,440,970
Targa Resources Partners LP	17,764	1,321,642
Western Gas Partners LP	10,228	792,568
Western Refining Logistics LP	42,084	1,448,531

Williams Partners LP	59,242	3,140,418

		49,668,055

TOTAL MASTER LIMITED PARTNERSHIPS (cost $46,154,317)		52,897,558

TOTAL LONG-TERM INVESTMENTS (cost $55,013,952)		62,587,339

SHORT-TERM INVESTMENT — 1.7%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $1,054,838)(a)	1,054,838	1,054,838

TOTAL INVESTMENTS — 105.5% (cost $56,068,790)(b)		63,642,177
Liabilities in excess of other assets — (5.5)%		(3,317,908)

NET ASSETS — 100.0%		$60,324,269

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$56,052,477

Appreciation	7,629,875
Depreciation	(40,175)

Net Unrealized Appreciation	$7,589,700

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Oil, Gas & Consumable Fuels	$9,689,781	$—	$—
Master Limited Partnerships
Chemicals	412,714	—	—
Energy Equipment & Services	1,975,132	—	—
Independent Power & Renewable Electricity Producers	841,657	—	—
Oil, Gas & Consumable Fuels	49,668,055	—	—
Affiliated Money Market Mutual Fund	1,054,838	—	—

Total	$63,642,177	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Funds hold securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Funds’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Prudential Jennison MLP Fund invests primarily in Master Limited Partnerships (“MLPs”). MLPs and MLP related investments will comprise a minimum of 80% of investable assets of the Prudential Jennison MLP Fund. The majority of MLPs operate in the energy and/or natural resources sector. MLPs are generally organized under state law as limited partnerships or limited liability companies. An MLP consists of at least one general partner as well as other additional limited partners (for MLPs structured as limited liability companies, at least one managing member and members, respectively). The general partner or managing member controls the operations and management of the MLP and has an ownership stake in the MLP. The limited partners or members, through their ownership of limited partner or member interests, contribute capital to the entity and have a limited role in the operation and management of the entity and receive cash distributions. For U.S. federal income tax purposes, the Prudential Jennison MLP Fund’s investment policy of investing primarily in MLPs results in its being taxed as a regular corporation, or a “C” corporation, rather than as a regulated investment company.

The Funds invest in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 18

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 20, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 20, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date October 20, 2014

*	Print the name and title of each signing officer under his or her signature.